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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ------------------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-06341
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow               New York, NY                 November 10, 2004
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                 31
                                              -----------------------

Form 13F Information Table Value Total:      $        876,273
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1         28-06339                   SAB Capital Management, LLC
         -----          ------------------      ---------------------------

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF             TITLE OF                     VALUE     SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER              CLASS          CUSIP       [x$1000]   PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTMT INC      COM         350865101      3,850      190,600   SH             DEFINED       1      190,600      0        0
AMERICA MOVIL
 S A DE C V       SPON ADR
                     L SHS        02364W105     15,417      395,000   SH             DEFINED       1      395,000      0        0
AT&T CORP           COM NEW       001957505     19,332    1,350,000   SH             DEFINED       1    1,350,000      0        0
BANCO
 LATINOAMERICANO
 DE EXP               CL E        P16994132      2,120      138,100   SH             DEFINED       1      138,100      0        0
BANTA CORP            COM         066821109     14,640      368,300   SH             DEFINED       1      368,300      0        0
BLOCKBUSTER INC       CL A        093679108      9,426    1,241,904   SH             DEFINED       1    1,241,904      0        0
CEMEX S A          SPON ADR
                     5 ORD        151290889     59,216    2,104,332   SH             DEFINED       1    2,104,332      0        0
DARLING INTL INC      COM         237266101      7,721    1,791,323   SH             DEFINED       1    1,791,323      0        0
DPL INC               COM         233293109     19,265      936,100   SH             DEFINED       1      936,100      0        0
EDISON INTL           COM         281020107     45,542    1,717,900   SH             DEFINED       1    1,717,900      0        0
FINISH LINE INC       CL A        317923100     35,075    1,136,231   SH             DEFINED       1    1,136,231      0        0
FREESCALE
 SEMICONDUCTOR INC  COM CL A      35687M107      7,655      535,300   SH             DEFINED       1      535,300      0        0
GOODYEAR TIRE
 & RUBR CO            PUT         382550951      5,370      500,000   SH    PUT      DEFINED       1      500,000      0        0
HEALTH NET INC        COM         42222G108    175,121    7,084,200   SH             DEFINED       1    7,084,200      0        0
HELEN OF TROY
 CORP LTD             COM         G4388N106     79,478    2,919,855   SH             DEFINED       1    2,919,855      0        0
HIGHLAND
 HOSPITALITY CORP     COM         430141101     17,580    1,542,100   SH             DEFINED       1    1,542,100      0        0
K-SWISS INC           CL A        482686102      7,893      409,800   SH             DEFINED       1      409,800      0        0
MASONITE INTL CORP    COM         575384102     11,765      466,200   SH             DEFINED       1      466,200      0        0
MOVIE GALLERY INC     COM         624581104     56,513    3,229,300   SH             DEFINED       1    3,229,300      0        0
PFSWEB INC            COM         717098107        528      367,000   SH             DEFINED       1      367,000      0        0
PG&E CORP             COM         69331C108     57,760    1,900,000   SH             DEFINED       1    1,900,000      0        0
PHASE FORWARD INC     COM         71721R406        429       51,903   SH             DEFINED       1       51,903      0        0
PLATINUM
 UNDERWRITER
 HLDGS L              COM         G7127P100     22,604      772,000   SH             DEFINED       1      772,000      0        0
PXRE GROUP LTD        COM         G73018106      7,693      328,600   SH             DEFINED       1      328,600      0        0
REEBOK INTL LTD       COM         758110100     29,376      800,000   SH             DEFINED       1      800,000      0        0
RHODIA             SPONSORED
                      ADR         762397107     11,636    7,809,300   SH             DEFINED       1    7,809,300      0        0
ROYAL GROUP
 TECHNOLOGIES LTD  SUB VTG SH     779915107      3,667      419,200   SH             DEFINED       1      419,200      0        0
SOUTHERN UN
 CO NEW               COM         844030106     26,939    1,314,074   SH             DEFINED       1    1,314,074      0        0
TV AZTECA S A
 DE C V            SPONSORED
                      ADR         901145102     94,422    9,330,262   SH             DEFINED       1    9,330,262      0        0
WESTAR ENERGY INC     COM         95709T100     19,291      955,000   SH             DEFINED       1      955,000      0        0
WESTLAKE CHEM CORP    COM         960413102      8,949      401,300   SH             DEFINED       1      401,300      0        0
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